Cover	Oct. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2022
Entity File Number	001-35033
Entity Registrant Name	OCONEE FEDERAL FINANCIAL CORP.
Entity Central Index Key	0001501078
Entity Tax Identification Number	32-0330122
Entity Incorporation, State or Country Code	SC
Entity Address, Address Line One	201 East North Second Street
Entity Address, City or Town	Seneca
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29678
City Area Code	(864)
Local Phone Number	882-2765
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OFED
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable